UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

SCM Trust

(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710

Denver, Colorado 80265-2077

(Address of principal executive offices)     (Zip code)

Steve Rogers

1050 17th Street, Suite 1710

Denver, Colorado 80265-2077

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

SHELTON GREATER CHINA FUND

Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2017

Security Description	Shares	Value
Common Stock (101.81%)

Basic Materials (8.27%)
Kingboard Chemical Holdings Lt	74,000	391,757
Nine Dragons Paper Holdings Lt	80,000	157,323
Sinopec Shanghai Petrochemical	186,000	110,733
Zijin Mining Group Co Ltd	116,000	39,802
Total Basic Materials		699,615

Communications (16.62%)
China Mobile Ltd	20,900	211,791
Chunghwa Telecom Co Ltd	66,000	227,444
PCCW Ltd	59,000	31,952
Tencent Holdings Ltd	21,700	934,044
Total Communications		1,405,231

Consumer, Cyclical (6.55%)
ANTA Sports Products Ltd	27,000	113,556
BAIC Motor Corp Ltd	80,000	75,896
Galaxy Entertainment Group Ltd	4,000	28,166
Great Wall Motor Co Ltd	33,000	40,560
Haier Electronics Group Co Ltd	75,000	182,826
Sands China Ltd	9,200	47,880
Wynn Macau Ltd	24,000	64,681
Total Consumer, Cyclical		553,565

Consumer, Non-Cyclical (4.18%)
China Mengniu Dairy Co Ltd	32,000	89,518
Sihuan Pharmaceutical Holdings	284,000	103,263
TTY Biopharm Co Ltd	13,943	40,830
Uni-President Enterprises Corp	57,374	120,144
Total Consumer, Non-Cyclical		353,755

Diversified (1.97%)
CK Hutchison Holdings Ltd	13,000	166,189
Total Diversified		166,189

Energy (6.44%)
China Everbright International	204,200	256,208
China Longyuan Power Group Cor	152,000	113,260
China Petroleum & Chemical Cor	78,000	58,420
CNOOC Ltd	56,000	72,270
PetroChina Co Ltd	70,000	44,362
Total Energy		544,520

Financial (35.96%)
Banks (19.51%)
Bank of China Ltd	431,000	212,446
BOC Hong Kong Holdings Ltd	70,000	340,110
China CITIC Bank Corp Ltd	135,000	85,729
China Construction Bank Corp	375,000	311,112
Chongqing Rural Commercial Ban	191,000	121,045
Hang Seng Bank Ltd	10,000	243,768
Industrial & Commercial Bank o	451,000	334,900
		1,649,110

Diversified Financial Services (3.17%)
China Everbright Ltd	20,000	45,988
Fubon Financial Holding Co Ltd	54,713	85,342
Hong Kong Exchanges & Clearing	5,100	137,120
		268,450

Insurance (6.85%)
AIA Group Ltd	38,400	283,181
China Taiping Insurance Holdin	55,764	149,214
Fosun International Ltd	43,368	91,392
PICC Property & Casualty Co Lt	31,457	55,498
		579,285

Real Estate (6.43%)
CK Asset Holdings Ltd	13,000	107,602
Hysan Development Co Ltd	31,000	145,858
New World Development Co Ltd	30,666	44,051
Sun Hung Kai Properties Ltd	15,166	246,401
		543,912

Total Financial		3,040,757

Industrial (11.36%)
China Communications Services	106,000	54,556
China State Construction Inter	180,000	262,256
CTCI Corp	37,000	59,422
Hon Hai Precision Industry Co	22,250	77,043
Largan Precision Co Ltd	1,000	175,768
Sunny Optical Technology Group	12,000	190,815
Tianneng Power International L	136,000	140,515
Total Industrial		960,375

Technology (6.06%)
Asustek Computer Inc	6,000	49,367
Chipbond Technology Corp	58,000	96,781
Taiwan Semiconductor Manufactu	51,284	366,145
Total Technology		512,293

Utilities (4.40%)
China Resources Power Holdings	72,000	129,976
Hong Kong & China Gas Co Ltd	48,315	90,807
Power Assets Holdings Ltd	17,500	151,571
Total Utilities		372,354

Total Common Stock (Cost $5,607,457)		8,608,654

Rights (0.00%)
CHINA ST CON INT'L - RTS*	22,500	144
Total Rights (Cost $200)		144

Total Investments (Cost $5,607,657) (a) (101.81%)		8,608,798
Liabilities in Excess of Other Assets (-1.81%)		(152,821)
Net Assets (100.00%)		8,455,977

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $5,847,358

At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,889,371
Unrealized depreciation	(127,930)
Net unrealized appreciation	$2,761,440

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHELTON BDC INCOME FUND

Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2017

Security Description	Shares	Value
Common Stock (84.26%)

Financial (84.26%)
Diversified Financial Services (7.10%)
NewStar Financial Inc	100,410	1,178,813
		1,178,813

Investment Company (73.59%)
Alcentra Capital Corp	58,286	624,243
Apollo Investment Corp	119,000	727,090
Ares Capital Corp	171,641	2,813,196
BlackRock Capital Investment C	60,000	450,000
Goldman Sachs BDC Inc	22,000	502,040
Harvest Capital Credit Corp	35,910	479,758
New Mountain Finance Corp	26,800	381,900
Oaktree Strategic Income Corp*	66,263	583,114
PennantPark Floating Rate Capi	69,000	999,120
PennantPark Investment Corp	31,000	232,810
Solar Capital Ltd	71,169	1,540,097
TCP Capital Corp	62,500	1,030,625
TPG Specialty Lending Inc	58,300	1,221,968
TriplePoint Venture Growth BDC	47,703	639,220
		12,225,181

Private Equity (3.57%)
Hercules Capital Inc	46,000	593,401
		593,401

Total Financial		13,997,395

Total Common Stock (Cost $13,447,226)		13,997,395

Preferred Stock (3.93%)

SARATOGA INVESTMENT CORP*	25,000	653,625

Total Preferred Stock (Cost $625,000)		653,625

Convertible Bonds (3.15%)	Par Value
TSLX 4 1/2 08/01/22	500,000	522,500

Total Convertible Bonds (Cost $500,000)		522,500

Total Investments (Cost $14,572,226) (a) (91.34%)		15,173,520
Other Net Assets (8.66%)		1,438,693
Net Assets (100.00%)		16,612,213

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $15,007,849

At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$330,897
Unrealized depreciation	(165,226)
Net unrealized appreciation	$165,671

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHELTON REAL ESTATE INCOME FUND

Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2017

Security Description	Shares	Value
Common Stock (54.52%)

Consumer, Cyclical (0.21%)
Safestore Holdings PLC	4,000	23,436
Total Consumer, Cyclical		23,436

Financial (54.31%)
REITS- Diversified (1.67%)
Mitsui Fudosan Co Ltd	2,000	43,353
Gecina SA	275	44,604
ICADE	325	28,997
Lexington Realty Trust	6,500	66,430
		183,384

REITS- Health Care (0.25%)
Healthcare Trust of America In	906	26,999
		26,999
REIT- Industrial (8.41%)
DCT Industrial Trust Inc	940	54,445
Duke Realty Corp	18,350	528,847
Nippon Prologis REIT Inc	3	6,319
Prologis Inc	3,900	247,494
Rexford Industrial Realty Inc	3,070	87,863
		924,968

REIT-Mortgage (10.38%)
Apollo Commercial Real Estate	22,062	399,543
Blackstone Mortgage Trust Inc	13,864	430,061
Starwood Property Trust Inc	14,356	311,812
		1,141,416

REIT-Office (4.02%)
alstria office REIT-AG	800	11,430
Boston Properties Inc	893	109,732
Kilroy Realty Corp	1,970	140,106
Mack-Cali Realty Corp	3,600	85,356
Nippon Building Fund Inc	2	9,968
SL Green Realty Corp	840	85,109
		441,701

REIT-Operating Companies (1.90%)
Citycon OYJ	7,500	19,737
Deutsche EuroShop AG	275	10,316
LEG Immobilien AG	350	35,415
TLG Immobilien AG	1,600	36,904
Vonovia SE	2,500	106,398
		208,770

REIT-Residential (5.64%)
American Homes 4 Rent	2,400	52,104
Apartment Investment & Managem	1,175	51,536
AvalonBay Communities Inc	633	112,940
Equity Residential	5,340	352,066
UNITE Group PLC/The	5,570	51,377
		620,023

REIT-Retail (9.03%)
Brixmor Property Group Inc	12,500	235,000
DDR Corp	6,108	55,949
Eurocommercial Properties NV	275	11,762
GGP Inc	7,840	162,837
Klepierre SA	1,362	53,473
Retail Properties of America I	9,000	118,170
Scentre Group	12,250	37,775
Simon Property Group Inc	1,175	189,187
Unibail-Rodamco SE	430	104,592
Westfield Corp	4,100	25,222
		993,967

REIT-Specialized (13.01%)
American Tower Corp	1,400	191,352
Crown Castle International Cor	1,800	179,964
CubeSmart	5,100	132,396
CyrusOne Inc	3,800	223,934
Digital Realty Trust Inc	1,375	162,704
EPR Properties	2,246	156,636
QTS Realty Trust Inc	3,000	157,080
Weyerhaeuser Co	6,700	228,001
		1,432,067

Total Financial		5,973,295

Total Common Stock (Cost $5,770,911)		5,996,731

Preferred Stock (34.37%)

Financial (34.37%)
REITS- Diversified (4.74%)
Colony NorthStar Inc 8.875%	20,021	507,132
PS Business Parks Inc 5.75%	567	14,259
		521,391

REITS- Hotel & Resort (5.99%)
Summit Hotel Properties Inc 7.875%	25,664	658,282
		658,282

REIT- Industrial (1.00%)
STAG Industrial Inc 6.625%	4,280	110,167
		110,167
REIT-Mortgage (1.80%)
ARMOUR Residential REIT Inc 5.75%	7,900	197,500
		197,500

REIT-Retail (20.63%)
CBL & Associates Properties 6.625%	28,054	689,287
Cedar Realty Trust Inc 7.25%	7,483	189,169
DDR Corp 6.25%	22,250	562,925
GGP Inc 6.375%	27,000	693,360
Kimco Realty Corp 6%	5,306	134,507
		2,269,248
REIT-Specialized (0.21%)
Digital Realty Trust Inc 5.875%	800	20,128
EPR Properties 6.625%	100	2,549
		22,677

Total Financial		3,779,265

Total Preferred Stock (Cost $3,387,633)		3,779,265

Bonds & Notes (2.34%)	Par Value
SBRA 5 1/2 02/01/21	250,000	257,216
Total Bonds & Notes (Cost $249,298)		257,216

Total Investments (Cost $9,407,842) (a) (91.23%)		10,033,212
Other Net Assets (8.77%)		963,910
Net Assets (100.00%)		10,997,122

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $9,437,280

At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$907,149
Unrealized depreciation	(311,217)
Net unrealized appreciation	$595,932

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities (b)	Investments, in securities (c)	Investments, in securities
Greater China Fund	$8,608,654		$144	$8,608,798
BDC Income Fund	$14,651,020	522,500	-	$15,173,520
Real Estate Income Fund	$9,775,996	257,216	-	$10,033,212
Total investments in securities	$33,035,670	$779,716	$144	$33,815,530

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By /s/ Stephen C. Rogers

Stephen C. Rogers,

Chairman

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers

Stephen C. Rogers,

Chairman

Date: November 29, 2017

By /s/ William P. Mock

William P. Mock

Treasurer (as Principal Financial Officer)

Date: November 29, 2017